Shareholder Report, Average Annual Return (Details) 195036_Hood River Emerging Markets Fund_Retirement Shares_TSR Annual {Retirement Shares}	7 Months Ended
Jun. 30, 2026
Retirement Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Shares
Average Annual Return, Percent	82.33%
MSCI Emerging Markets Index Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index Net (USD)
Average Annual Return, Percent	29.93%